Summary of Significant Accounting Policies, Investment Tax Credits, NMTC Fund, and Accounting for Renewable Energy Tax Credits (Details)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Period of Recognition of Gross Investment Amortization Expense	10 years
Remaining Period of Recognition of Gross Investment Amortization Expense	2 years